Offerings	Jul. 14, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	1,424,834
Proposed Maximum Offering Price per Unit	4.03
Maximum Aggregate Offering Price	$ 5,742,081.02
Fee Rate	0.01381%
Amount of Registration Fee	$ 792.98
Offering Note	1. Following the effectiveness of this registration statement, and subject to the approval in favor of the Redomiciliation Transaction (as defined below) by the shareholders of Sono Group N.V., a public company with limited liability (naamloze vennootschap) governed by the laws of the Netherlands ('Sono N.V.') and Sono Group S.a r.l., a private limited liability company (societe a responsabilite limitee) incorporated under the laws of the Grand Duchy of Luxembourg and a wholly owned subsidiary of Sono N.V. (to be further transformed into a public limited company (societe anonyme) under the corporate name of Sono Group S.A. prior to the effective time of the Merger, as defined below) ('Sono Luxembourg'), Sono N.V. intends to merge with and into Sono Luxembourg, with Sono N.V. being the disappearing entity and Sono Luxembourg being the surviving entity following such merger (the 'Merger'), and, subject to the effectiveness of the Merger and as soon as practicable thereafter, Sono Luxembourg will convert from a company governed by Luxembourg law into a corporation organized under the laws of the State of Delaware, and will continue as an entity under the name 'Sono Group, Inc.' (the 'Conversion,' and such Delaware corporation, 'Sono Delaware'). The Merger, the Conversion, and the other transactions contemplated thereby are collectively referred to in this registration statement as the 'Redomiciliation Transaction.' All securities being registered will be issued by Sono Delaware following the Redomiciliation Transaction. 2. Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. 3. The number of shares of the Class A common stock of Sono Delaware, par value $0.0001 per share ('Class A Common Stock'), being registered represents an aggregate of 1,424,834 publicly traded shares of the ordinary shares of Sono N.V., nominal value EUR0.01 per share (the 'Sono N.V. Ordinary Shares'), being the number of issued and outstanding Sono N.V. Ordinary Shares as of the date of the initial filing of this registration statement, each of which Sono N.V. Ordinary Shares will be automatically cancelled and exchanged for one share of the Class A ordinary shares, nominal value EUR0.001 per share, of Sono Luxembourg ('LuxCo Class A Ordinary Shares') upon the consummation of the Merger; and, subject to the completion of the Merger and as soon as practicable thereafter, upon the consummation of the Conversion, each LuxCo Class A Ordinary Share then issued and outstanding will be automatically converted into one share of Class A Common Stock. 4. Pursuant to Rules 457(c) and 457(f)(1) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $4.03, which is the average of the high ($4.16) and low ($3.89) prices of the Sono N.V. Ordinary Shares as quoted on the Nasdaq Capital Market on July 10, 2026 (such date being within five business days of the date that this registration statement was first filed with the SEC). 5. Calculated pursuant to Rule 457 under the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B Common Stock, par value $0.0001 per share
Amount Registered | shares	40,000
Proposed Maximum Offering Price per Unit	0.10
Maximum Aggregate Offering Price	$ 4,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.55
Offering Note	1. Following the effectiveness of this registration statement, and subject to the approval in favor of the Redomiciliation Transaction (as defined below) by the shareholders of Sono Group N.V., a public company with limited liability (naamloze vennootschap) governed by the laws of the Netherlands ('Sono N.V.') and Sono Group S.a r.l., a private limited liability company (societe a responsabilite limitee) incorporated under the laws of the Grand Duchy of Luxembourg and a wholly owned subsidiary of Sono N.V. (to be further transformed into a public limited company (societe anonyme) under the corporate name of Sono Group S.A. prior to the effective time of the Merger, as defined below) ('Sono Luxembourg'), Sono N.V. intends to merge with and into Sono Luxembourg, with Sono N.V. being the disappearing entity and Sono Luxembourg being the surviving entity following such merger (the 'Merger'), and, subject to the effectiveness of the Merger and as soon as practicable thereafter, Sono Luxembourg will convert from a company governed by Luxembourg law into a corporation organized under the laws of the State of Delaware, and will continue as an entity under the name 'Sono Group, Inc.' (the 'Conversion,' and such Delaware corporation, 'Sono Delaware'). The Merger, the Conversion, and the other transactions contemplated thereby are collectively referred to in this registration statement as the 'Redomiciliation Transaction.' All securities being registered will be issued by Sono Delaware following the Redomiciliation Transaction. 2. Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. 3. The number of shares of the Class B common stock of Sono Delaware, par value $0.0001 per share ('Class B Common Stock'), being registered represents an aggregate of 40,000 shares of the high voting shares of Sono N.V., nominal value EUR0.25 per share (the 'Sono N.V. High Voting Shares'), being the number of issued and outstanding Sono N.V. High Voting Shares as of the date of the initial filing of this registration statement, each of which Sono N.V. High Voting Shares will be automatically cancelled and exchanged for 25 shares of the Class B ordinary shares, nominal value EUR0.001 per share, of Sono Luxembourg (the 'LuxCo Class B Ordinary Shares') upon the consummation of the Merger; and, subject to the completion of the Merger and as soon as practicable thereafter, upon the consummation of the Conversion, each set of 25 LuxCo Class B Ordinary Shares then issued and outstanding will be automatically converted into one share of Class B Common Stock. 4. Pursuant to Rules 457(c) and 457(f)(2) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $0.10, which is equal to one-third of the nominal value (as converted from Euros to U.S. dollars based on an exchange rate of EUR1.00 to $1.1448 as of July 2, 2026, per the noon buying rate set forth in the H.10 statistical release of the Board of Governors of the U.S. Federal Reserve System) of the Sono N.V. High Voting Shares as set forth in the Existing Articles. 5. Calculated pursuant to Rule 457 under the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series A Preferred Stock, par value $0.0001 per share
Amount Registered | shares	1,401
Proposed Maximum Offering Price per Unit	114.48
Maximum Aggregate Offering Price	$ 160,386.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 22.15
Offering Note	1. Following the effectiveness of this registration statement, and subject to the approval in favor of the Redomiciliation Transaction (as defined below) by the shareholders of Sono Group N.V., a public company with limited liability (naamloze vennootschap) governed by the laws of the Netherlands ('Sono N.V.') and Sono Group S.a r.l., a private limited liability company (societe a responsabilite limitee) incorporated under the laws of the Grand Duchy of Luxembourg and a wholly owned subsidiary of Sono N.V. (to be further transformed into a public limited company (societe anonyme) under the corporate name of Sono Group S.A. prior to the effective time of the Merger, as defined below) ('Sono Luxembourg'), Sono N.V. intends to merge with and into Sono Luxembourg, with Sono N.V. being the disappearing entity and Sono Luxembourg being the surviving entity following such merger (the 'Merger'), and, subject to the effectiveness of the Merger and as soon as practicable thereafter, Sono Luxembourg will convert from a company governed by Luxembourg law into a corporation organized under the laws of the State of Delaware, and will continue as an entity under the name 'Sono Group, Inc.' (the 'Conversion,' and such Delaware corporation, 'Sono Delaware'). The Merger, the Conversion, and the other transactions contemplated thereby are collectively referred to in this registration statement as the 'Redomiciliation Transaction.' All securities being registered will be issued by Sono Delaware following the Redomiciliation Transaction. 2. Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. 3. The number of shares of the Series A preferred stock of Sono Delaware, par value $0.0001 per share ('Series A Preferred Stock'), being registered represents an aggregate of 1,401 shares of the preferred shares of Sono N.V., nominal value EUR300.00 per share (the 'Sono N.V. Preferred Shares'), being the number of issued and outstanding Sono N.V. Preferred Shares as of the date of the initial filing of this registration statement, each of which Sono N.V. Preferred Shares will be automatically cancelled and exchanged for 30,000 shares of the preferred shares, nominal value EUR0.001 per share, of Sono Luxembourg (the 'LuxCo Preferred Shares') upon the consummation of the Merger; and, subject to the completion of the Merger and as soon as practicable thereafter, upon the consummation of the Conversion, each set of 30,000 LuxCo Preferred Shares then issued and outstanding will be automatically converted into one share of Series A Preferred Stock. 4. Pursuant to Rules 457(c) and 457(f)(2) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $114.48, which is equal to one-third of the nominal value (as converted from Euros to U.S. dollars based on an exchange rate of EUR1.00 to $1.1448 as of July 2, 2026, per the noon buying rate set forth in the H.10 statistical release of the Board of Governors of the U.S. Federal Reserve System) of the Sono N.V. Preferred Shares as set forth in the Existing Articles. 5. Calculated pursuant to Rule 457 under the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.